UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2005



ITEM 1. REPORT TO STOCKHOLDERS.
USAA AGGRESSIVE GROWTH FUND - SEMIANNUAL REPORT FOR PERIOD
ENDING JANUARY 31, 2005

[LOGO OF USAA]
   USAA(R)

                   USAA AGGRESSIVE
                              GROWTH Fund

                              [GRAPHIC OF USAA Aggressive Growth FUND]

                   S e m i a n n u a l   R e p o r t
--------------------------------------------------------------------------------

   JANUARY 31, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

    Portfolio of Investments                                                13

    Notes to Portfolio of Investments                                       18

    Financial Statements                                                    19

    Notes to Financial Statements                                           22

    Expense Example                                                         35

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE
ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

                                       WE BELIEVE LONG-TERM RATES COULD
                                    GRADUALLY RISE OVER THE COURSE OF 2005,
[PHOTO OF CHRISTOPHER W. CLAUS]     BUT DON'T THINK MARKET CONDITIONS WILL
                                        DRIVE LONG-TERM RATES OVER 5%

                                                       "

                                                                 February 2005
--------------------------------------------------------------------------------

                 Despite predictions to the contrary, long-term interest rates basically ended the year where they started. The 10-year U.S. Treasury rates started 2004 at 4.25% and ended the year at 4.22%. This is significant because the behavior of long-term interest rates affects the balance between risk and return in both the stock and bond markets.

                 Could investors be surprised again by long-term interest rates in 2005? We are inclined to think so.

                 After 9/11 and the subsequent recession, the Federal Reserve Board (the Fed) pumped significant liquidity into the U.S. monetary system to stimulate spending and borrowing. As the economy improved, the Fed began raising short-term rates in measured increments. We expect the Fed to continue tightening until short-term rates reach at least 3.5%, which may happen by the end of 2005.

                 However, while the Fed controls short-term rates, MARKET DYNAMICS DRIVE THE DIRECTION AND MAGNITUDE OF CHANGE IN LONG-TERM RATES. Apparently, the market does not foresee economic conditions that would justify higher long-term rates. As a result, these rates stayed relatively steady.

                 What are some factors that COULD lead to an increase in long-term rates? One is the financing of the U.S. budget deficit. Some pundits predict that foreign investors will abandon U.S. Treasuries - the

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 principal way in which the deficit is financed. We consider this scenario unlikely and expect Treasuries to continue serving as a safe haven for all investors. Another catalyst for higher long-term rates would be dramatic growth in the gross domestic product (GDP) and associated job creation. We anticipate modest GDP growth of approximately 3.5%, with surprises unlikely on the upside. Job growth is expected to be moderate, helping keep a lid on inflation. The third cause would be an increase in prices. If consumer demand rises and productivity does not keep pace, companies will be forced to hire additional workers - a cost they would try to pass on to customers. In our opinion, there will not be significant price inflation; most companies still have excess capacity, and the competitive environment will probably limit price increases.

                 We believe long-term rates could gradually rise over the course of 2005, but don't think market conditions will drive long-term rates over 5%. As rates go up, bond prices will go down. However, bond fund managers are already working to reduce the downside risk, and if rates DO rise dramatically, they will be able to buy bonds at higher interest rates, increasing possible income. In the long run, interest income is what really drives total return in a bond fund. The equity markets, however, would prefer lower long-term rates.
                 Equities tend to perform better in a lower-rate environment but, even with long-term rates at 5%, equities should still be able to provide mid-single-digit returns.

                 Whatever happens in the coming months, your portfolio management team will continue working hard on your behalf. From everyone at USAA, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 Past performance is no guarantee of future results.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA AGGRESSIVE GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in the common stocks of large companies that are selected for their growth potential.

                                            1/31/05                7/31/04
Net Assets                             $1,032.2 Million         $932.0 Million
Net Asset Value Per Share                    $28.15                 $24.93

                     AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05

7/31/04 TO 1/31/05*             1 YEAR                 5 YEARS                    10 YEARS
12.92%                           8.52%                  -12.50%                     9.11%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                         USAA                               LIPPER LARGE-CAP     LIPPER LARGE-CAP
                   AGGRESSIVE GROWTH       RUSSELL 1000       GROWTH FUNDS          GROWTH FUNDS
                         FUND              GROWTH INDEX         AVERAGE               INDEX
                   -----------------       ------------     ----------------     ----------------
 1/31/1995            $10,000.00            $10000.00          $10000.00            $10000.00
 2/28/1995             10,363.33             10418.93           10361.52             10344.33
 3/31/1995             10,939.07             10722.82           10669.00             10638.10
 4/30/1995             10,994.97             10957.29           10891.29             10928.28
 5/31/1995             11,056.46             11338.71           11241.13             11289.59
 6/30/1995             12,314.14             11776.36           11790.55             11866.28
 7/31/1995             13,689.21             12265.75           12387.10             12511.58
 8/31/1995             13,979.88             12279.15           12459.54             12581.03
 9/30/1995             14,584.25             12845.15           12872.81             13048.23
10/31/1995             14,341.76             12854.05           12777.11             12974.20
11/30/1995             15,378.08             13353.65           13219.66             13382.37
12/31/1995             15,520.86             13430.21           13193.42             13387.59
 1/31/1996             15,389.98             13879.44           13530.97             13781.35
 2/29/1996             16,181.19             14133.28           13869.87             14091.23
 3/31/1996             16,746.34             14151.42           13920.51             14097.91
 4/30/1996             18,905.82             14523.75           14340.52             14433.45
 5/31/1996             20,244.33             15031.24           14735.92             14859.40
 6/30/1996             19,054.54             15051.66           14548.05             14725.45
 7/31/1996             16,585.72             14169.78           13666.17             13936.96
 8/31/1996             17,977.78             14535.52           14135.59             14355.43
 9/30/1996             19,424.07             15593.96           15081.28             15354.56
10/31/1996             18,108.11             15687.92           15159.36             15545.93
11/30/1996             18,059.60             16865.80           16094.65             16551.11
12/31/1996             18,077.79             16535.60           15746.52             16140.13
 1/31/1997             18,823.70             17695.37           16704.32             17163.05
 2/28/1997             17,422.84             17575.55           16414.65             16916.72
 3/31/1997             15,791.54             16624.44           15550.86             16049.79
 4/30/1997             15,221.49             17728.35           16360.63             16930.57
 5/31/1997             17,738.19             19007.73           17533.80             18079.85
 6/30/1997             18,726.68             19768.44           18230.51             18836.86
 7/31/1997             19,903.16             21516.80           19946.93             20637.07
 8/31/1997             20,169.99             20257.42           19058.16             19511.52
 9/30/1997             21,942.67             21254.27           20113.19             20589.22
10/31/1997             20,417.31             20468.70           19332.52             19874.41
11/30/1997             19,829.67             21338.10           19714.96             20316.16
12/31/1997             19,444.67             21577.14           19944.77             20593.34
 1/31/1998             19,529.69             22222.34           20222.26             20957.86
 2/28/1998             21,609.54             23893.95           21850.10             22558.26
 3/31/1998             22,544.82             24846.47           22860.69             23607.90
 4/30/1998             22,812.98             25190.30           23205.72             24003.59
 5/31/1998             21,217.12             24475.50           22585.01             23466.76
 6/30/1998             22,204.72             25974.52           23867.51             24810.02
 7/31/1998             20,680.80             25802.59           23610.85             24798.30
 8/31/1998             15,611.98             21930.24           19676.33             20748.49
 9/30/1998             17,221.60             23614.87           21045.46             22257.77
10/31/1998             18,863.23             25512.83           22415.48             23693.23
11/30/1998             20,992.70             27453.46           23919.42             25320.12
12/31/1998             23,764.88             29928.94           26344.81             28104.26
 1/31/1999             26,351.21             31686.31           28031.61             29928.82
 2/28/1999             23,726.16             30238.78           26846.52             28700.21
 3/31/1999             25,654.30             31831.33           28317.51             30331.66
 4/30/1999             27,079.11             31872.03           28434.26             30435.33
 5/31/1999             26,668.70             30892.52           27583.97             29427.09
 6/30/1999             29,471.85             33056.38           29557.84             31472.61
 7/31/1999             29,603.49             32005.80           28681.88             30484.87
 8/31/1999             29,611.24             32528.76           28636.23             30491.17
 9/30/1999             30,035.97             31845.43           28409.75             30181.76
10/31/1999             31,968.73             34250.32           30408.94             32496.24
11/30/1999             36,689.61             36098.26           32145.38             34102.27
12/31/1999             45,411.25             39852.77           36104.70             37889.46
 1/31/2000             46,629.90             37984.13           34817.61             36368.68
 2/29/2000             60,043.31             39841.01           37654.24             38281.43
 3/31/2000             52,945.48             42692.66           39384.68             40968.04
 4/30/2000             43,962.04             40661.15           37030.78             37797.95
 5/31/2000             39,326.22             38613.61           34865.82             35622.05
 6/30/2000             48,655.50             41540.06           37410.09             37977.91
 7/31/2000             46,391.11             39808.35           36639.39             37208.46
 8/31/2000             53,670.09             43412.74           39866.05             40426.56
 9/30/2000             50,455.54             39306.12           37231.26             37343.64
10/31/2000             43,989.28             37446.25           35319.94             35369.04
11/30/2000             33,826.80             31926.42           30802.26             30623.64
12/31/2000             36,350.42             30916.21           31082.67             30433.31
 1/31/2001             37,149.15             33052.08           31603.27             31318.86
 2/28/2001             29,042.95             27440.77           27235.94             26470.23
 3/31/2001             23,919.22             24454.72           24695.49             23720.12
 4/30/2001             27,895.85             27547.59           27095.34             26266.67
 5/31/2001             28,507.64             27142.17           26873.72             26066.96
 6/30/2001             28,907.00             26513.58           26011.19             25315.85
 7/31/2001             26,587.30             25850.95           25126.39             24408.54
 8/31/2001             24,522.52             23737.00           23149.29             22553.07
 9/30/2001             20,138.03             21367.07           20892.09             20285.34
10/31/2001             21,412.59             22488.08           21660.45             21126.59
11/30/2001             23,434.89             24648.41           23592.27             23062.41
12/31/2001             24,216.62             24602.09           23721.70             23169.37
 1/31/2002             22,950.56             24167.46           23118.37             22645.76
 2/28/2002             21,777.96             23164.53           22135.03             21708.34
 3/31/2002             23,001.54             23965.75           23058.21             22581.85
 4/30/2002             22,236.81             22009.77           21555.09             21078.27
 5/31/2002             21,361.61             21477.29           21091.27             20694.05
 6/30/2002             19,602.72             19490.54           19364.23             19008.81
 7/31/2002             17,665.39             18419.05           17832.17             17578.26
 8/31/2002             17,724.87             18474.11           17890.43             17675.44
 9/30/2002             17,164.06             16557.81           16300.26             15962.89
10/31/2002             17,682.38             18076.68           17532.11             17191.66
11/30/2002             17,588.91             19058.52           18225.13             17903.38
12/31/2002             16,807.18             17742.03           16967.33             16655.92
 1/31/2003             16,509.79             17311.52           16625.02             16271.69
 2/28/2003             16,365.34             17232.02           16465.65             16096.84
 3/31/2003             17,011.11             17552.73           16763.63             16398.75
 4/30/2003             17,920.30             18850.52           17935.52             17599.56
 5/31/2003             19,050.41             19791.44           18833.45             18461.62
 6/30/2003             19,288.33             20063.96           18978.68             18614.52
 7/31/2003             20,070.06             20563.22           19504.65             19154.36
 8/31/2003             20,494.91             21074.65           19960.05             19625.62
 9/30/2003             20,206.01             20849.04           19537.20             19207.84
10/31/2003             21,659.01             22020.08           20728.62             20373.06
11/30/2003             21,548.54             22250.62           20908.26             20566.90
12/31/2003             21,981.89             23020.12           21494.29             21146.77
 1/31/2004             22,041.37             23490.24           21880.87             21552.13
 2/29/2004             22,381.26             23639.48           21998.23             21645.42
 3/31/2004             22,432.24             23200.96           21731.94             21404.00
 4/30/2004             21,837.44             22931.25           21240.38             20923.50
 5/31/2004             22,007.39             23358.66           21684.92             21302.55
 6/30/2004             22,313.28             23650.54           22012.63             21607.37
 7/31/2004             21,183.17             22313.53           20714.56             20329.59
 8/31/2004             21,412.59             22203.33           20510.95             20186.19
 9/30/2004             22,347.27             22414.51           20958.90             20659.20
10/31/2004             22,228.31             22764.09           21262.23             20908.19
11/30/2004             23,443.39             23547.14           22159.43             21840.95
12/31/2004             24,845.40             24470.39           22982.42             22722.78
 1/31/2005             23,919.22             23654.34           22190.80             21940.71

                                      [END CHART]

                      DATA FROM 1/31/95 THROUGH 1/31/05.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund to the following benchmarks:

                 o The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

                 o The Lipper Large-Cap Growth Funds Average is an average performance level of all large-cap growth funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

THOMAS F. MARSICO
   Marsico Capital Management, LLC
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Aggressive Growth Fund had a total return of 12.92% for the six months ended January 31, 2005. This compares favorably to a 7.42% return for the Lipper Large-Cap Growth Funds Average, a 7.93% return for the Lipper Large-Cap Growth Funds Index, and a 6.01% return for the Russell 1000 Growth Index.

WHAT LED TO THE FUND'S STRONG PERFORMANCE COMPARED TO THE RUSSELL 1000 GROWTH INDEX?

                 The Fund's positions in a variety of diversified financial services companies were an important factor - they gained 24% in aggregate for the six-month period. These positions, which include SLM Corp. (Sallie Mae), Citigroup, Inc., Merrill Lynch & Co., Inc., and Goldman Sachs Group, Inc., rallied with the overall improvement in investor confidence.

                 Health care was another area of strength. Longtime holding UnitedHealth Group, Inc. rose 41% during the period, making it the single largest positive contributor to the Fund's performance. The company provides a wide variety of health care services, has a dominant and growing market share in a steadily growing industry and, in our opinion, makes excellent use of technology and databases to identify appropriate health care solutions.

                 Although the Fund had a relatively modest allocation in the information technology sector, our holdings were significant contributors to investment results. One holding, Electronic Arts,

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------


                 Inc., rose 28%. It exemplifies our consumer-related approach to investing in the sector. A home entertainment software developer that's produced games such as "Madden NFL 2004" and "James Bond 007," Electronic Arts, Inc. has been steadily gaining share in fast-growing markets and has successfully expanded beyond sports.

                 The Fund's underweight position in semiconductor and semiconductor-equipment companies proved beneficial as the industry struggled. Industrial companies Caterpillar, Inc., FedEx Corp., and General Electric Co. posted solid gains, as did holdings in the hotel/leisure and homebuilding sectors.

WERE THERE ANY AREAS OF WEAKNESS?

                 Sure. Stock selection in the retailing industry was the primary detractor, with holding Tiffany & Co. declining 12% over the period. Stock selection was also weak in telecommunications because the Fund's sole position, Verizon Communications, Inc., declined by more than 5% before we sold it. Our media-related holdings declined by 6% in aggregate, while the media sector as a whole enjoyed 12% average price gains. Specific detractors in media included Clear Channel Communications, Inc. and Reuters Group, which declined by 14% and 3%, respectively, before we sold them.

HOW IS THE FUND POSITIONED MOVING INTO THE SECOND HALF OF THE REPORTING YEAR?

                 As of January 31, 2005, the Fund's economic sector allocations emphasize health care, consumer discretionary, financial, industrial, and information technology companies. The Fund has little or no exposure to energy, utilities, or materials.

                 We thank you, the Fund's shareholders, for your confidence and support.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-17.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                                [LOGO OF LIPPER LEADER EXPENSE]

                 The Fund is listed as a Lipper Leader for Expense of 549 funds within the Lipper Large-Cap Growth Funds category for the overall period ending January 31, 2005.

                 LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JANUARY 31, 2005. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 549 AND 429 FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 AMONG 138 FUNDS FOR THE 10-YEAR PERIOD. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2005, REUTERS, ALL RIGHTS RESERVED.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                  TOP 10 EQUITY HOLDINGS
                    (% of net assets)

UnitedHealth Group, Inc.                              8.4%

SLM Corp.                                             5.5%

General Electric Co.                                  5.0%

Citigroup, Inc.                                       4.4%

Genentech, Inc.                                       4.4%

Countrywide Financial Corp.                           3.9%

FedEx Corp.                                           3.8%

Procter & Gamble Co.                                  3.8%

Caterpillar, Inc.                                     3.2%

Electronic Arts, Inc.                                 3.2%

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-17.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                     ASSET ALLOCATION
                         1/31/2005

               [PIE CHART OF ASSET ALLOCATION]

Health Care                                                    24.1%
Financials                                                     20.7%
Consumer Discretionary                                         19.9%
Industrials                                                    16.2%
Information Technology                                          9.9%
Consumer Staples                                                5.1%
Materials                                                       0.5%
Other*                                                          7.0%

                        [END CHART]

                 *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
                  PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                           MARKET
   NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                     (000)
-------------------------------------------------------------------------------------------------
               COMMON STOCKS (96.4%)

               AEROSPACE & DEFENSE (1.8%)
    68,321     General Dynamics Corp.                                                  $    7,054
   110,113     Lockheed Martin Corp.                                                        6,365
    50,970     United Technologies Corp.                                                    5,132
                                                                                       ----------
                                                                                           18,551
                                                                                       ----------
               AIR FREIGHT & LOGISTICS (3.8%)
   411,604     FedEx Corp.                                                                 39,370
                                                                                       ----------
               BIOTECHNOLOGY (4.4%)
   948,993     Genentech, Inc.*                                                            45,276
                                                                                       ----------
               CASINOS & GAMING (1.2%)
    89,297     MGM Mirage, Inc.*                                                            6,412
    96,027     Wynn Resorts Ltd.*                                                           6,296
                                                                                       ----------
                                                                                           12,708
                                                                                       ----------
               COMMUNICATIONS EQUIPMENT (3.7%)
   223,844     LM Ericsson Telephone Co. ADR "B" (Sweden)*(a)                               6,565
   852,314     QUALCOMM, Inc.                                                              31,740
                                                                                       ----------
                                                                                           38,305
                                                                                       ----------
               COMPUTER HARDWARE (3.0%)
   738,828     Dell, Inc.*                                                                 30,853
                                                                                       ----------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.2%)
   367,060     Caterpillar, Inc.                                                           32,705
                                                                                       ----------
               CONSUMER ELECTRONICS (0.3%)
    24,865     Harman International Industries, Inc.                                        3,025
                                                                                       ----------
               CONSUMER FINANCE (5.5%)
 1,140,866     SLM Corp.                                                                   57,260
                                                                                       ----------
               DIVERSIFIED CAPITAL MARKETS (1.0%)
   123,896     UBS AG (Switzerland)                                                        10,083
                                                                                       ----------
               DRUG RETAIL (0.8%)
   172,430     CVS Corp.                                                                    7,992
                                                                                       ----------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                           MARKET
   NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                     (000)
-------------------------------------------------------------------------------------------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
    95,627     Monsanto Co.                                                            $    5,176
                                                                                       ----------
               FOOTWEAR (2.3%)
   278,349     Nike, Inc. "B"                                                              24,113
                                                                                       ----------
               GENERAL MERCHANDISE STORES (1.4%)
   292,698     Target Corp.                                                                14,860
                                                                                       ----------
               HEALTH CARE EQUIPMENT (6.9%)
   100,244     Boston Scientific Corp.*                                                     3,314
     1,244     Lumenis Ltd. (Israel)*                                                           3
   322,329     Medtronic, Inc.                                                             16,919
   507,162     St. Jude Medical, Inc.*                                                     19,921
    50,907     Wright Medical Group, Inc.*                                                  1,398
   380,844     Zimmer Holdings, Inc.*                                                      30,030
                                                                                       ----------
                                                                                           71,585
                                                                                       ----------
               HEALTH CARE SERVICES (1.6%)
   168,623     Quest Diagnostics, Inc.                                                     16,070
                                                                                       ----------
               HOME ENTERTAINMENT SOFTWARE (3.2%)
   518,915     Electronic Arts, Inc.*                                                      33,387
                                                                                       ----------
               HOME IMPROVEMENT RETAIL (2.9%)
   521,802     Lowe's Companies, Inc.                                                      29,738
                                                                                       ----------
               HOMEBUILDING (4.2%)
    80,711     KB Home                                                                      8,769
   344,127     Lennar Corp. "A"                                                            19,433
    17,512     Lennar Corp. "B"                                                               907
   133,426     M.D.C. Holdings, Inc.                                                        9,714
    53,527     Toll Brothers, Inc.*                                                         4,179
                                                                                       ----------
                                                                                           43,002
                                                                                       ----------
               HOTELS, RESORTS, & CRUISE LINES (3.5%)
   192,324     Four Seasons Hotels, Inc. (Canada)(a)                                       14,801
   393,270     Royal Caribbean Cruises Ltd.(a)                                             20,844
                                                                                       ----------
                                                                                           35,645
                                                                                       ----------
               HOUSEHOLD PRODUCTS (3.8%)
   731,182     Procter & Gamble Co.                                                        38,921
                                                                                       ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                           MARKET
   NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                     (000)
-------------------------------------------------------------------------------------------------
               INDUSTRIAL CONGLOMERATES (7.4%)
 1,428,552     General Electric Co.                                                    $   51,613
   679,159     Tyco International Ltd. (Bermuda)                                           24,545
                                                                                       ----------
                                                                                           76,158
                                                                                       ----------
               INVESTMENT BANKING & BROKERAGE (3.9%)
   227,014     Goldman Sachs Group, Inc.                                                   24,483
   268,195     Merrill Lynch & Co., Inc.                                                   16,111
                                                                                       ----------
                                                                                           40,594
                                                                                       ----------
               LEISURE PRODUCTS (0.1%)
    30,718     Brunswick Corp.                                                              1,417
                                                                                       ----------
               MANAGED HEALTH CARE (9.5%)
    21,250     Aetna, Inc.                                                                  2,700
    76,665     PacifiCare Health Systems, Inc. "A"*                                         4,717
   981,046     UnitedHealth Group, Inc.                                                    87,215
    25,163     WellPoint, Inc.*                                                             3,057
                                                                                       ----------
                                                                                           97,689
                                                                                       ----------
               MOTORCYCLE MANUFACTURERS (0.3%)
    47,002     Harley-Davidson, Inc.                                                        2,825
                                                                                       ----------
               MOVIES & ENTERTAINMENT (0.1%)
    11,795     Pixar, Inc.*                                                                 1,028
                                                                                       ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (4.4%)
   923,438     Citigroup, Inc.                                                             45,295
                                                                                       ----------
               PHARMACEUTICALS (1.7%)
   734,562     Pfizer, Inc.                                                                17,747
                                                                                       ----------
               PUBLISHING (0.1%)
    19,221     Getty Images, Inc.*                                                          1,340
                                                                                       ----------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
    16,658     St. Joe Co.                                                                  1,146
                                                                                       ----------
               REGIONAL BANKS (0.5%)
   111,019     UCBH Holdings, Inc.                                                          4,893
                                                                                       ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                           MARKET
   NUMBER                                                                                   VALUE
OF SHARES      SECURITY                                                                     (000)
-------------------------------------------------------------------------------------------------
               RESTAURANTS (2.6%)
   296,844     Starbucks Corp.*                                                        $   16,029
   226,055     Yum! Brands, Inc.                                                           10,478
                                                                                       ----------
                                                                                           26,507
                                                                                       ----------
               SOFT DRINKS (0.5%)
   100,000     PepsiCo, Inc.                                                                5,370
                                                                                       ----------
               SPECIALIZED FINANCE (1.4%)
    65,077     Chicago Mercantile Exchange Holdings, Inc.                                  13,959
                                                                                       ----------
               SPECIALTY STORES (0.9%)
   110,426     Bed Bath & Beyond, Inc.*                                                     4,449
   167,423     Tiffany & Co.(a)                                                             5,262
                                                                                       ----------
                                                                                            9,711
                                                                                       ----------
               THRIFTS & MORTGAGE FINANCE (3.9%)
 1,092,237     Countrywide Financial Corp.                                                 40,413
                                                                                       ----------
               Total common stocks (cost: $761,545)                                       994,717
                                                                                       ----------
               MONEY MARKET INSTRUMENTS (5.3%)

               MONEY MARKET FUNDS(c)
14,544,009     SSgA Money Market Fund, 1.99%                                               14,544
40,226,106     SSgA Prime Money Market Fund, 2.19%                                         40,226
                                                                                       ----------
               Total money market instruments (cost: $54,770)                              54,770
                                                                                       ----------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (1.7%)

               MONEY MARKET FUND (0.0%)(c,g)
   644,629     AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.26%                   645
                                                                                       ----------


 PRINCIPAL
    AMOUNT
     (000)
----------
               REPURCHASE AGREEMENT (1.2%)(b)
   $12,500     CS First Boston LLC, 2.48%, acquired on 1/31/2005 and due
                  2/01/2005 at $12,500 (collateralized by $12,785 of Fannie Mae
                  Discount Notes(d), 2.43%(f), due 3/09/2005; market value $12,753)        12,500
                                                                                       ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                  MARKET
    AMOUNT                                                                                   VALUE
     (000)     SECURITY                                                                      (000)
-------------------------------------------------------------------------------------------------
               CORPORATE BOND (0.5%)
   $ 5,000     Wells Fargo & Co., 2.73%, 12/16/2005(e)                                 $    5,006
                                                                                       ----------
               Total short-term investments purchased with cash collateral from
                  securities loaned (cost: $18,153)                                        18,151
                                                                                       ----------

               TOTAL INVESTMENTS (COST: $834,468)                                      $1,067,638
                                                                                       ==========

18

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 5.4% of net assets at January 31, 2005.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2005.

         (b) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (c) Rate represents the money market fund annualized seven-day yield at January 31, 2005.

         (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2005.

         (f) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (g)  Represents less than 0.1% of net assets.

         * Non-income-producing security for the 12 months preceding January 31, 2005.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $17,651) (identified cost of $834,468)                 $1,067,638
   Cash                                                                      1,462
   Receivables:
      Capital shares sold                                                      549
      Dividends and interest                                                   588
      Securities sold                                                       12,589
      Other                                                                      3
                                                                        ----------
         Total assets                                                    1,082,829
                                                                        ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                      18,159
      Securities purchased                                                  31,184
      Capital shares redeemed                                                  837
   Accrued management fees                                                     386
   Accrued transfer agent's fees                                                 6
   Other accrued expenses and payables                                          75
                                                                        ----------
         Total liabilities                                                  50,647
                                                                        ----------
            Net assets applicable to capital shares outstanding         $1,032,182
                                                                        ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                      $1,072,607
   Accumulated undistributed net investment loss                              (545)
   Accumulated net realized loss on investments                           (273,050)
   Net unrealized appreciation of investments                              233,170
                                                                        ----------
            Net assets applicable to capital shares outstanding         $1,032,182
                                                                        ==========
   Capital shares outstanding                                               36,661
                                                                        ==========
   Authorized shares of $.01 par value                                     105,000
                                                                        ==========
   Net asset value, redemption price, and offering price per share      $    28.15
                                                                        ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA AGGRESSIVE GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $1)                        $  4,468
   Interest                                                                     92
   Securities lending                                                           19
                                                                          --------
      Total income                                                           4,579
                                                                          --------
EXPENSES
   Management fees                                                           2,009
   Administrative and servicing fees                                         1,249
   Transfer agent's fees                                                     1,589
   Custody and accounting fees                                                  96
   Postage                                                                     153
   Shareholder reporting fees                                                   44
   Directors' fees                                                               3
   Registration fees                                                            24
   Professional fees                                                            30
   Other                                                                        11
                                                                          --------
      Total expenses                                                         5,208
   Expenses paid indirectly                                                    (84)
                                                                          --------
      Net expenses                                                           5,124
                                                                          --------
NET INVESTMENT LOSS                                                           (545)
                                                                          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY

   Net realized gain (loss) on:
      Investments                                                            1,685
      Foreign currency transactions                                            (11)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                          117,864
      Foreign currency translations                                              4
                                                                          --------
            Net realized and unrealized gain                               119,542
                                                                          --------
Increase in net assets resulting from operations                          $118,997
                                                                          ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA AGGRESSIVE GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED),
AND YEAR ENDED JULY 31, 2004

                                                                    1/31/2005         7/31/2004
                                                                   ----------------------------
FROM OPERATIONS
   Net investment loss                                             $     (545)        $    (658)
   Net realized gain on investments                                     1,685            51,718
   Net realized gain (loss) on foreign currency transactions              (11)               40
   Change in net unrealized appreciation/depreciation of:
      Investments                                                     117,864            (5,138)
      Foreign currency translations                                         4                (5)
                                                                   ----------------------------
         Increase in net assets resulting from operations             118,997            45,957
                                                                   ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                           51,249           155,042
   Cost of shares redeemed                                            (70,092)         (120,207)
                                                                   ----------------------------
      Increase (decrease) in net assets from capital share
         transactions                                                 (18,843)           34,835
                                                                   ----------------------------
Net increase in net assets                                            100,154            80,792
NET ASSETS
      Beginning of period                                             932,028           851,236
                                                                   ----------------------------
      End of period                                                $1,032,182         $ 932,028
                                                                   ============================
   Accumulated undistributed net investment loss:
      End of period                                                $     (545)    $           -
                                                                   ============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                          1,876             6,060
   Shares redeemed                                                     (2,601)           (4,714)
                                                                   ============================
      Increase (decrease) in shares outstanding                          (725)            1,346
                                                                   ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Aggressive Growth Fund (the Fund). The Fund's investment objective is capital appreciation.

              A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange
              (NYSE) on each business day the exchange is open) as set forth below:

                 1. Equity securities, except as otherwise noted, traded
                    primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value
                    (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                    the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                 3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

                 4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                    securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 6. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are
                 accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                 issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of July 31, 2005, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

              F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended January 31, 2005, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $83,000 and $1,000, respectively, resulting in a total reduction in Fund expenses of $84,000.

              G. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                 these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

         America and State Street both committed $50 million. However, because Bank of America is an affiliate the Fund's subadviser, Marsico Capital Management, LLC (Marsico Capital), under the terms of the loan agreement, the Fund could not initiate any borrowings from the $50 million Bank of America commitment. Subject to availability under its agreement with Bank of America and State Street, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2005, the Fund paid CAPCO facility fees of $1,000. The Fund had no borrowings under any of these agreements during the six-month period ended January 31, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2005, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2004, the Fund had capital loss carryovers of $273,289,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2010 and 2011, as shown on the next page. It is unlikely that the Company's

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

         Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                                   CAPITAL LOSS CARRYOVERS
                         ----------------------------------------
                          EXPIRES                       BALANCE
                         ---------                   ------------
                           2010                      $259,533,000
                           2011                        13,756,000
                                                     ------------
                                            Total    $273,289,000
                                                     ============

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2005, were $277,858,000 and $316,020,000, respectively.

         The cost of securities, including short-term securities, at January 31, 2005, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2005, were $238,065,000 and $4,895,000, respectively, resulting in net unrealized appreciation of $233,170,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

         into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         As of January 31, 2005, the Fund did not have any open foreign currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended January 31, 2005, the Fund received securities-lending income of $19,000, which is net of the 20% income retained by MetWest. As of January 31, 2005, the Fund loaned securities having a fair market value of approximately $17,651,000 and received cash collateral of $18,159,000 for the loans. Of this amount, $18,153,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $6,000 remained in cash.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

                 The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category. Prior to October 18, 2002, the performance adjustment was based on the performance of the Fund relative to the Lipper Mid-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Mid-Cap Growth Funds category. The Fund's base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $200 million of average net assets, 0.40% of that portion of

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                 average net assets over $200 million but not over $300 million, and 0.33% of that portion of average net assets over $300 million. For the six-month period ended January 31, 2005, the Fund's effective base fee was 0.37% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                 For the six-month period ended January 31, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $2,009,000, which included a performance adjustment of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

                 $154,000 that increased the effective base management fee of 0.37% by 0.03%.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Marsico Capital, under which Marsico Capital directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Marsico Capital a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average daily net assets that Marsico Capital manages. For the six-month period ended January 31, 2005, the Manager paid Marsico Capital subadvisory fees of $998,000.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.25% of the Fund's average net assets. For the six-month period ended January 31, 2005, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,249,000.

              D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,589,000.

              E. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                     PERIOD ENDED
                                     JANUARY 31,                          YEAR ENDED JULY 31,
                                     ------------------------------------------------------------------------------------------
                                           2005           2004            2003           2002              2001            2000
                                     ------------------------------------------------------------------------------------------
Net asset value at
   beginning of period               $    24.93       $  23.62        $  20.80       $  31.29        $    56.35      $    38.23
                                     ------------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment loss                     (.01)(a)       (.02)(a)        (.09)(a)       (.20)(a)          (.22)(a)        (.22)(a)
   Net realized and unrealized
      gain (loss)                          3.23(a)        1.33(a)         2.91(a)      (10.29)(a)        (22.97)(a)       20.65(a)
                                     ------------------------------------------------------------------------------------------
Total from investment operations           3.22(a)        1.31(a)         2.82(a)      (10.49)(a)        (23.19)(a)       20.43(a)
Less distributions:
   From realized capital gains                -              -               -              -             (1.87)          (2.31)
                                     ------------------------------------------------------------------------------------------
Net asset value at end of period     $    28.15       $  24.93        $  23.62       $  20.80        $    31.29      $    56.35
                                     ==========================================================================================
Total return (%)*                         12.92           5.55           13.56         (33.53)           (42.69)          56.71
Net assets at end of period (000)    $1,032,182       $932,028        $851,236       $730,143        $1,156,449      $1,981,674
Ratio of expenses to average
   net assets (%)**                        1.04(b,c)      1.03(c)         1.16(c)         .99(c)            .66(c)          .60(c)
Ratio of net investment
   loss to average
   net assets (%)**                        (.11)(b)       (.07)           (.44)          (.77)             (.52)           (.42)
Portfolio turnover (%)                    28.59          87.54          110.24         169.84             23.06           33.07

  * Assumes reinvestment of all realized capital gain distributions during the period.
 ** For the six-month period ended January 31, 2005, average net assets were $991,899,000.
(a) Calculated using average shares. For the six-month period ended January 31, 2005, average shares were 36,954,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                           (.02%)         (.04%)          (.02%)            -                 -               -

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2004, through January 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

36

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2005 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                         EXPENSES PAID
                                                BEGINNING             ENDING             DURING PERIOD*
                                              ACCOUNT VALUE        ACCOUNT VALUE        AUGUST 1, 2004 -
                                             AUGUST 1, 2004       JANUARY 31, 2005      JANUARY 31, 2005
                                             -----------------------------------------------------------
Actual                                         $1,000.00            $1,129.20                 $5.50
Hypothetical
  (5% return before expenses)                   1,000.00             1,020.04                  5.22

         *Expenses are equal to the Fund's annualized expense ratio of 1.02%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 12.92% for the six-month period of August 1, 2004, through January 31, 2005.

             DIRECTORS           Christopher W. Claus
                                 Barbara B. Dreeben
                                 Robert L. Mason, Ph.D.
                                 Michael F. Reimherr
                                 Laura T. Starks, Ph.D.
                                 Richard A. Zucker

         ADMINISTRATOR,          USAA Investment Management Company
    INVESTMENT ADVISER,          P.O. Box 659453
           UNDERWRITER,          San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT           USAA Shareholder Account Services
                                 9800 Fredericksburg Road
                                 San Antonio, Texas 78288

             CUSTODIAN           State Street Bank and Trust Company
                                 P.O. Box 1713
                                 Boston, Massachusetts 02105

           INDEPENDENT           Ernst & Young LLP
     REGISTERED PUBLIC           100 West Houston St., Suite 1900
       ACCOUNTING FIRM           San Antonio, Texas 78205

             TELEPHONE           Call toll free - Central time
      ASSISTANCE HOURS           Monday - Friday, 7 a.m. to 10 p.m.
                                 Saturday, 8:30 a.m. to 5 p.m.
                                 Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL           (800) 531-8181
     INFORMATION ABOUT           For account servicing, exchanges,
          MUTUAL FUNDS           or redemptions
                                 (800) 531-8448

       RECORDED MUTUAL           24-hour service (from any phone)
     FUND PRICE QUOTES           (800) 531-8066

           MUTUAL FUND           (from touch-tone phones only)
        USAA TOUCHLINE           For account balance, last transaction, fund
                                 prices, or to exchange or redeem fund shares
                                 (800) 531-8777

       INTERNET ACCESS           USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23418-0305                                   (C)2005, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (EXCEPT THE INDEX FUNDS)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 18, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 18, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    MARCH 18, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.